Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 73,668,146	$ 62,826,821	$ 72,079,294
Cost of sales	(50,384,121)	(43,812,889)	(52,386,043)
Gross profit	23,284,025	19,013,932	19,693,251
Losses from interest in companies		(609,489)
Selling and administrative expenses	(6,328,722)	(5,214,491)	(5,743,654)
Impairment of property, plant and equipment	(152,848)	(1,429,348)	0
Other gains and losses	209,440	222,164	92,406
Tax on debits and credits to bank accounts	(742,448)	(738,656)	(829,851)
FINANCIAL RESULTS, NET
Exchange rate differences	80,174	2,498,510	(2,453,300)
Gain on net monetary position	1,867,269	1,266,565	2,290,954
Financial income	39,183	123,192	124,083
Financial expenses	(1,944,143)	(2,276,562)	(3,083,236)
Profit before tax	16,311,930	12,855,817	10,090,653
INCOME TAX EXPENSE
Current	(6,638,518)	(3,603,146)	(2,149,225)
Deferred	(3,329,288)	186,492	(1,171,697)
NET PROFIT FOR THE YEAR FROM CONTINUED OPERATIONS	6,344,124	9,439,163	6,769,731
Net profit for the year from discontinued operations	0	7,741,194	1,539,990
NET PROFIT FOR THE YEAR	6,344,124	17,180,357	8,309,721
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations	0	(432,313)	(370,833)
Total other comprehensive income	0	(432,313)	(370,833)
Total comprehensive income	6,344,124	16,748,044	7,938,888
Net income attributable to:
Owners of the parent company	6,585,821	17,133,423	7,889,255
Non-controlling interest	(241,697)	46,934	420,466
NET PROFIT FOR THE YEAR	6,344,124	17,180,357	8,309,721
Total comprehensive income attributable to:
Owners of the parent company	6,585,821	16,912,935	7,700,124
Non-controlling interest	(241,697)	(164,891)	238,764
Total comprehensive income	$ 6,344,124	$ 16,748,044	$ 7,938,888
Earnings per share (basic and diluted):
From continued operations (in pesos)	$ 11.1238	$ 16.3960	$ 11.9186
From continued and discontinued operations (in pesos)	$ 11.1238	$ 28.7461	$ 13.2364